EMPLOYEE BENEFITS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Actuarial assets	R$ (35,477)	R$ (59,111)
Actuarial liabilities	537,290	584,288	R$ 678,880
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Actuarial assets	(35,477)	(59,111)	65,727
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 537,290	R$ 584,288	R$ 678,880	R$ 892,396